Insurance - Narrative (Details 4) - USD ($) $ in Millions		12 Months Ended
	Jul. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Insurance
Statutory Accounting Practice, Period that the ordinary dividends can be paid without prior approval		12 months
Ceded insurance reserves		$ 22	$ 22
Prior years		$ 0	(3)	$ (6)
Maximum amount of dividends that may be paid in a 12 month period without prior approval from regulatory agencies, as a percentage of policyholder's surplus		10.00%
Statutory Accounting Practice, Period that the extraordinary dividends can be paid without prior approval		12 months
Maximum Amount of Extraordinary Dividend Distribution Without Prior Approval from Regulatory Agency Percentage of Policyholders Surplus		10.00%
Merit
Insurance
Proceeds from Dividends Received			18
CommoLoCo, Inc.
Insurance
Statutory Accounting Practices, Dividends Paid with Approval of Regulatory Agency	$ 58
Payment of approved extraordinary dividend as percentage of wholly owned subsidiary common stock				100.00%
Yosemite
Insurance
Statutory Accounting Practices, Dividends Paid with Approval of Regulatory Agency		$ 100	57	$ 150
Non-affiliated insurance companies
Insurance
Ceded insurance reserves		$ 22	$ 22